Commitments	12 Months Ended
Nov. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments	Commitments

	Fiscal
(in millions)	2020	2021	2022	2023	2024	Thereafter	Total
New ship growth capital	$4,811	$3,622	$3,035	$2,011	$49	$1,003	$14,531
Port facilities leases	145	140	121	137	131	1,218	1,892
Other operating leases	74	56	40	36	36	190	432
Other long-term commitments	267	202	75	22	15	25	607
	$5,297	$4,020	$3,272	$2,206	$231	$2,436	$17,463